Post-Employment Benefits - Reconciliation of the plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Net defined liability at January 1	€ 84	€ 193
Employer contributions	85	74
Administration expenses	6	5
Return on asset excl. interest income	(14)	71
Currency effects	4	10
Net defined liability at December 31	76	84
Fair value of plan assets
Post-Employment Benefits
Net defined liability at January 1	71	240
Employer contributions	85	74
Employee contributions	85	74
Benefits recovered / (paid)	151	(250)
Administration expenses	(6)	(5)
Return on asset excl. interest income	14	(71)
Interest income	1	0
Currency effects	10	9
Net defined liability at December 31	€ 411	€ 71